Note 8 - Income Tax (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ARGENTINA
Disclosure of geographical areas [line items]
Corporate income tax rate	35.00%	25.00%
Argentina and Mexico
Disclosure of geographical areas [line items]
After tax effect of expense not deductible in determining profit (loss)	$ 113	$ 61	$ 66
Charge related to withholding taxes for intra group international operations	$ 23	$ 10	$ 34